Equity-Based Compensation And Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Disclosure Of Compensation And Employee Benefit Plans [Abstract]
Summary of the Profits Units Activity
A summary of the profits units activity is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 28, 2018	5,508	$6.85
Granted	608	6.85
Forfeitures	(28)	6.85

Outstanding on February 3, 2019	6,088	6.85
Granted	133	7.44
Forfeitures	(26)	6.85
Repurchases	(18)	6.85

Outstanding on February 2, 2020	6,177	6.86
Granted	145	9.39

Outstanding on January 31, 2021	6,322	$6.92

	Number of Shares	Weighted Average Benchmark Price
Non-vested at January 28, 2018	5,508	$6.85
Granted	608	6.85
Vested	(1,102)	6.85
Forfeited	(28)	6.85

Non-vested at February 3, 2019	4,986	6.85
Granted	133	7.44
Vested	(1,218)	6.85
Forfeited	(26)	6.85

Non-vested at February 2, 2020	3,875	6.87
Granted	145	9.39
Vested	(1,235)	6.86

Non-vested at January 31, 2021	2,785	$7.01

Schedule of Share Based Payment Award Profit Units Valuation Assumptions	The fair value for these options was estimated by management, after considering a third-party valuation specialist’s assessment, at the date of grant based on the expected life of the profits units, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	January 31, 2021	February 2, 2020	February 3, 2019
Risk-free interest rate	0.6%	2.13%	2.13%
Dividend yield	—%	—%	—%
Expected volatility factor	50%	50%	50%
Discount for lack of marketability	26%	30%	30%
Expected option life in years	5.0	4.5	4.5

Schedule of Unit Appreciation Rights Activity
A summary of the stock appreciation rights is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 31, 2021	200	$10.00
Granted	100	18.00

Outstanding prior to Reorganization Transactions	300	12.66
Conversion	334

Outstanding following Reorganization Transactions	634	$5.00

	Number of Shares	Weighted Average Benchmark Price
Outstanding following the Reorganization Transactions	634	$5.00
Vested awards following the Reorganization Transactions	(242)	3.24

Non-vested following the Reorganization Transactions	392	6.09
Vested	(43)	3.24

Non-vested at October 31, 2021	349	$6.44

A summary of the unit appreciation right units activity is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 28, 2018	150	$10.00
Granted	75	10.00

Outstanding on February 3, 2019	225	10.00
Granted	25	10.00
Forfeited	(40)	10.00
Expired	(10)	10.00

Outstanding on February 2, 2020	200	10.00
Granted	—	—

Outstanding on January 31, 2021	200	$10.00

	Number of Shares	Weighted Average Benchmark Price
Non-vested at January 28, 2018	150	$10.00
Granted	75	10.00
Vested	(30)	10.00

Non-vested at February 3, 2019	195	10.00
Granted	25	10.00
Vested	(35)	10.00
Forfeited	(40)	10.00

Non-vested at February 2, 2020	145	10.00
Vested	(40)	10.00

Non-vested at January 31, 2021	105	$10.00

Schedule of Share Based Payment Award Unit Appreciation Rights Valuation Assumptions	The fair value for these options was estimated by management, after considering a third-party valuation specialist’s assessment, at the date of grant based on the expected life of the unit appreciation rights, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	February 2, 2020	February 3, 2019
Risk-free interest rate	2.13%	2.13%
Dividend yield	—%	—%
Expected volatility factor	50%	50%
Discount for lack of marketability	30%	30%
Expected option life in years	4.5	4.5